The JPM Institutional Funds

Supplement dated December 27, 1996, as applicable to the following Prospectuses:
The JPM Institutional Treasury Money Market Fund, dated 3/1/96
The JPM Institutional Money  Market Fund,  dated 3/1/96
The JPM Institutional Short Term Bond Fund, dated 3/1/96
The JPM Institutional Bond Fund, dated 3/1/96
The JPM Institutional New York Total  Return Bond Fund,  dated  8/1/96
The JPM Institutional Diversified  Fund, dated 9/27/96
The JPM Institutional Selected U.S. Equity Fund, dated 9/27/96
The JPM Institutional U.S. Small Company Fund, dated 9/27/96
The JPM Institutional International Equity Fund, dated 3/1/96
The JPM Institutional Emerging   Markets  Equity  Fund,  dated  3/1/96
The JPM Institutional European Equity Fund, dated 9/11/96
The JPM Institutional Japan Equity Fund, dated 9/11/96
The JPM Institutional Asia Growth Fund, dated 9/11/96
(Supersedes all supplements dated prior to December 27, 1996)

1. The following changes were effective as of August 1, 1996 with respect to the Prospectuses for the Treasury Money Market, Money Market, Short Term Bond, Bond, International Equity and Emerging Markets Equity Funds:

The Fund's address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. Administrative functions formerly provided to the Fund by Signature Broker-Dealer Services, Inc. are provided by Funds Distributor, Inc. ("FDI") or Morgan, and FDI became the distributor of the Fund and exclusive placement agent for the Fund's corresponding Portfolio. FDI, a registered broker-dealer, is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. In addition, certain accounting services provided by Morgan are being provided by State Street Bank and Trust Company.

The Fund will continue to invest all its assets in its corresponding Portfolio and will operate in a master-feeder structure. These changes include an increase in fees payable to Morgan that is offset by a decrease in other fees with the result that there is no adverse impact on the expenses of the Fund.

2.  The  following   footnote  is  inserted  directly  beneath  the  Shareholder
Transaction Expense table with reference to Sales Load Imposed on Purchases:

   * Certain eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

3. The following replaced the "Expense Table" and "Example" in the Short Term Bond Fund Prospectus effective as of July 1, 1996:

Effective July 1, 1996 the Total Annual Operating Expenses of the Fund were reduced to 0.25%. The Expense Table and Example for the Fund are revised as follows:

Expense Table
Annual Operating Expenses

Advisory fees...................................................... 0.25%
Rule 12b-1 fees.................................................... None
Other Expenses (after expense reimbursement) ...................... 0.00%

Total Operating Expenses (after expense reimbursement) ............ 0.25%

Example
An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 year ............................................................ $3
3 years ........................................................... $8
5 years ........................................................... $14
10 years .......................................................... $32

The "Expenses" section in the Short Term Bond Fund Prospectus is revised to reflect the following:

Effective July 1, 1996 through at least February 28, 1997, Morgan will reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.25% of the Fund's average daily net assets.

4. The following restates the sentence regarding the rate of Total Operating Expenses without expense reimbursements in the footnote to the "Expense Table" in the Prospectus for each Fund listed below as applicable to the Fund described in such Prospectus:

If the above expense table reflected these expenses without current reimbursements, Other Expenses and Total Operating Expenses would be equal on an annual basis to the following respective percentages of such assets of the Fund:

                                Other Expenses Total   Operating Expenses
Treasury Money Market Fund              0.31%               0.51%
Money Market Fund                       0.21%               0.33%
Short Term Bond Fund                    1.04%               1.29%
Bond Fund                               0.37%               0.67%
International Equity Fund               0.45%               1.05%

5. The following is inserted as the first column in the "Financial Highlights" table in the Prospectus for each Fund listed below as applicable to the Fund described in such Prospectus:

                                               Treasury Money Market
                                                         Fund                              Money Market Fund
                                               For the Six Months Ended                 For the Six Months Ended
                                              April 30, 1996 (unaudited)                May 31, 1996 (unaudited)
                                              --------------------------                ------------------------
 Net Asset Value, Beginning
   of Period                                       $1.00                                       $1.00
                                                   -----                                       -----
 Income From Investment
   Operations:
 Net Investment Income                              0.0257                                      0.0267
 Net Realized Gain (Loss) on
   Investment                                       0.0003                                      0.0000 (a)
                                                    ------                                      ------
   Total from Investment
     Operations                                     0.0260                                      0.0267
                                                    ------                                      ------
 Less Distributions to
   Shareholders From:
 Net Investment Income                             (0.0257)                                    (0.0267)
 Net Realized Gain                                 (0.0003)                                    (0.0003)
                                                   --------                                    --------
   Total Distributions to
     Shareholders                                  (0.0260)                                    (0.0270)
                                                   --------                                    --------
 Net Asset Value, End of
   Period                                          $1.00                                       $1.00
                                                   =====                                       =====
 Total Return                                       2.62% (b)                                   2.73% (b)
 Ratios and Supplemental
   Data:
 Net Assets, End of Period (in
   thousands)                                     $184,451                                   $1,239,517
 Ratios to Average Net Assets
   Expenses                                         0.20% (c)                                   0.20% (c)
   Net Investment Income                            5.18% (c)                                   5.33% (c)
   Decrease Reflected in
     Expense Ratio due to
     Expense Reimbursement                          0.23% (c)                                   0.12% (c)
(a) Less than $0.0001.  (b) Not Annualized.  (c) Annualized.

                                                 Short Term Bond Fund                          Bond Fund
                                               For the Six Months Ended                 For the Six Months Ended
                                              April 30, 1996 (unaudited)               April 30, 1996 (unaudited)
                                              --------------------------               --------------------------
 Net Asset Value, Beginning
   of Period                                       $9.83                                     $9.98
                                                   -----                                     -----
 Income From Investment
   Operations:
 Net Investment Income                              0.28                                      0.30
 Net Realized and Unrealized
   Gain (Loss) on Investment                       (0.07)                                    (0.27)
                                                   ------                                    ------
   Total from Investment
     Operations                                     0.21                                      0.03
                                                    ----                                      ----
 Less Distributions to
   Shareholders From:
 Net Investment Income                             (0.28)                                    (0.30)
 Net Realized Gain                                    --                                      (0.03)
   Total Distributions to
     Shareholders                                  (0.28)                                    (0.33)
                                                   ------                                    ------
 Net Asset Value, End of
   Period:                                         $9.76                                     $9.68
                                                   =====                                     =====
 Total Return                                       2.09% (a)                                 0.26% (a)
 Ratios and Supplemental
   Data:
 Net Assets, End of Period (in
   thousands)                                     $6,221                                     $618,649
 Ratios to Average Net Assets
   Expenses                                         0.45% (b)                                 0.50% (b)
   Net Investment Income                            5.61% (b)                                 6.18% (b)
   Decrease Reflected in
     Expense Ratio due to
     Expense Reimbursement                          0.80% (b)                                 0.01% (b)
(a) Not Annualized.  (b) Annualized.

                                                                                       Emerging Markets Equity Fund
                                              International Equity Fund                 For the Six Months Ended
                                               For the Six Months Ended                April 30, 1996 (unaudited)
                                              April 30, 1996 (unaudited)
                                              --------------------------               -----------------------------
Net Asset Value, Beginning
   of Period                                      $10.44                                     $9.71
                                                  ------                                     -----
 Income From Investment
   Operations:
 Net Investment Income                              0.04                                      0.04
 Net Realized and Unrealized
   Gain (Loss) on Investment
   and Foreign Currency                             1.38                                      1.12
                                                    ----                                      ----
   Total from Investment
     Operations                                     1.42                                      1.16
                                                    ----                                      ----
 Less Distributions to
   Shareholders From:
 Net Investment Income                             (0.24)                                    (0.08)
 Net Realized Gain                                 (0.06)                                        --
   Total Distributions to
     Shareholders                                  (0.30)                                    (0.08)
                                                   ------                                    ------
 Net Asset Value, End of
   Period                                         $11.56                                    $10.79
                                                  ======                                    ======
 Total Return                                      13.82% (a)                                12.04% (a)
 Ratios and Supplemental
   Data:
 Net Assets, End of Period (in
   thousands)                                    $677,023                                   $249,002
 Ratios to Average Net Assets
   Expenses                                         0.92% (b)                                 1.39% (b)
   Net Investment Income                            0.89% (b)                                 1.00% (b)
   Decrease Reflected in
     Expense Ratio due to
     Expense Reimbursement                              --                                         --
(a) Not Annualized.  (b) Annualized.

6. The last sentence of the second paragraph under the caption "Investment Objective and Policies" in the Prospectus for the U.S. Small Company Fund is replaced in its entirety with the following:

The small company holdings of the Portfolio are primarily companies included in the market capitalization size range of the Russell 2500 Index.

7. The following sentence under "Management of the Trust and the Portfolios" is revised in each Prospectus referenced above as follows:

Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion).

8. Portfolio manager biographies as applicable to each of the Prospectuses of the Funds described below are revised as follows:

The Money Market Fund: Robert R. Johnson, Vice President (since June, 1988, employed by Morgan since prior to 1991) and Daniel B. Mulvey, Vice President (since January, 1995, employed by Morgan since September, 1991).

The Treasury Money Market Fund: Robert R. Johnson, Vice President (since January, 1993, employed by Morgan since prior to 1991) and Daniel B. Mulvey, Vice President (since October, 1996, employed by Morgan since September, 1991).

The U.S. Small Company Fund: James B. Otness, Managing Director (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of equity securities of small and medium sized U.S. companies); Michael J. Kelly, Vice President (since May, 1996, employed by Morgan since prior to 1991 as a portfolio manager of small and medium sized U.S. companies and an equity research analyst); and Candice Eggerss, Vice President (since May, 1996, employed by Morgan since May, 1996 previously employed by Weiss, Peck and Greer from June 1993 to May 1996 and Equitable Capital Management prior to June 1993).

The Emerging Markets Equity Fund: Douglas J. Dooley, Managing Director (since November 1993, employed by Morgan since prior to 1991 and has been a portfolio manager of emerging markets investment since 1991); Satyen Mehta, Vice President (since November, 1993, employed by Morgan since prior to 1991 and has been a portfolio manager of emerging markets investments since 1991); and Alejandro J. Baez-Sacasa, Vice President (since April, 1995, employed by Morgan since prior to 1991).

9. The following is added to the section entitled "Shareholder Servicing" in each Prospectus referenced above:

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

10. The following section under "Purchase of Shares" is amended in its entirety as applicable to the Fund described in each Prospectus referenced above:

Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

The Fund requires the minimum initial investment shown below and a minimum subsequent investment of $25,000:

Fund                                                        Initial Investment
----                                                        ------------------
The JPM Institutional Money Market Fund                        $10,000,000
The JPM Institutional Treasury Money Market Fund               $10,000,000
The JPM Institutional Short Term Bond Fund                     $ 5,000,000
The JPM Institutional Bond Fund                                $ 5,000,000
The JPM Institutional New York Total Return Bond Fund          $ 5,000,000
The JPM Institutional Selected U.S. Equity Fund                $ 3,000,000
The JPM Institutional U.S. Small Company Fund                  $ 1,000,000
The JPM Institutional International Equity Fund                $ 1,000,000
The JPM Institutional Emerging Markets Equity Fund             $   500,000
The JPM Institutional Diversified Fund                         $ 3,000,000
The JPM Institutional Japan Equity Fund                        $ 1,000,000
The JPM Institutional European Equity Fund                     $ 1,000,000
The JPM Institutional Asia Growth Fund                         $   500,000

These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

11. All references to The Pierpont Funds and a Pierpont Fund under the captions "Management of the Trust and the Portfolio(s)" and "Exchange of Shares" are changed to "The JPM Pierpont Funds" and "JPM Pierpont Fund," respectively, in each Prospectus referenced above.

12. The following is inserted at the end of the sub-section entitled "Eligible Institutions" under the "Purchase of Shares" section in each Prospectus referenced above:

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

13. Any reference to control persons under the caption "Organization" as applicable to the Fund described in each Prospectus above is deleted.